JPMorgan Insurance Trust Global Allocation Portfolio

Schedule of Portfolio Investments as of March 31, 2022

(Unaudited)

THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc., member FINRA.

© J.P. Morgan Chase & Co., 2022.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)

LONG POSITIONS — 99.1%
COMMON STOCKS — 49.3%
Australia — 0.8%
Ampol Ltd.	—	(a)	3
APA Group	—	(a)	3
Aristocrat Leisure Ltd.	—	(a)	6
Aurizon Holdings Ltd.	1		2
Australia & New Zealand Banking Group Ltd.	1		19
BHP Group Ltd.	8		291
BHP Group Ltd.	1		50
BlueScope Steel Ltd.	—	(a)	2
Brambles Ltd.	1		6
Cochlear Ltd.	—	(a)	3
Coles Group Ltd.	1		13
Commonwealth Bank of Australia	1		65
Computershare Ltd.	—	(a)	3
CSL Ltd.	—	(a)	43
Endeavour Group Ltd.	1		4
Fortescue Metals Group Ltd.	—	(a)	5
Glencore plc *	4		25
Goodman Group, REIT	1		16
GPT Group (The), REIT	2		8
Insurance Australia Group Ltd.	2		6
LendLease Corp. Ltd.	—	(a)	4
Macquarie Group Ltd.	—	(a)	23
Medibank Pvt Ltd.	2		4
Mirvac Group, REIT	6		11
National Australia Bank Ltd.	1		24
Newcrest Mining Ltd.	—	(a)	9
Origin Energy Ltd.	1		5
QBE Insurance Group Ltd.	1		12
Ramsay Health Care Ltd.	—	(a)	6
REA Group Ltd.	—	(a)	2
Rio Tinto Ltd.	—	(a)	21
Rio Tinto plc	2		165
Santos Ltd.	2		11
South32 Ltd.	2		6
Stockland, REIT	1		3
Tabcorp Holdings Ltd.	1		3
Telstra Corp. Ltd.	3		8
Transurban Group	1		10
Wesfarmers Ltd.	—	(a)	16
Westpac Banking Corp.	2		31
Woodside Petroleum Ltd.	—	(a)	7
Woolworths Group Ltd.	1		20

			974

Belgium — 0.4%
Anheuser-Busch InBev SA	—	(a)	13
KBC Group NV	7		532

			545

Canada — 0.3%
Canadian National Railway Co.	1		175
Fairfax Financial Holdings Ltd.	—	(a)	47
Toronto-Dominion Bank (The)	2		185

			407

China — 0.7%
Alibaba Group Holding Ltd. *	3		42
BOC Hong Kong Holdings Ltd.	3		11
Budweiser Brewing Co. APAC Ltd. (b)	1		2
JD.com, Inc., Class A *	—	(a)	7
NXP Semiconductors NV	4		651
Prosus NV *	—	(a)	26
Tencent Holdings Ltd.	3		143
Wilmar International Ltd.	1		5

			887

Denmark — 1.2%
AP Moller — Maersk A/S, Class B	—	(a)	6
Carlsberg A/S, Class B	3		400
Coloplast A/S, Class B	1		94
DSV A/S	—	(a)	11
Genmab A/S *	—	(a)	13
Novo Nordisk A/S, Class B	8		874
Orsted A/S * (b)	—	(a)	56
Vestas Wind Systems A/S	1		22

			1,476

Finland — 0.1%
Elisa OYJ	—	(a)	28
Kone OYJ, Class B	1		54
Nokia OYJ *	4		22
Nordea Bank Abp	4		37

			141

France — 3.2%
Air Liquide SA	1		91
Airbus SE *	4		487
Alstom SA	—	(a)	9
AXA SA	1		21
BNP Paribas SA	1		58
Capgemini SE	2		540
Credit Agricole SA	18		216
Dassault Systemes SE	1		29
EssilorLuxottica SA	—	(a)	20
Hermes International	—	(a)	13
Kering SA	—	(a)	44
Legrand SA	—	(a)	6
L’Oreal SA	1		234
LVMH Moet Hennessy Louis Vuitton SE	2		1,086
Pernod Ricard SA	—	(a)	49
Safran SA	3		330
Sanofi	—	(a)	51
Societe Generale SA	1		26
TotalEnergies SE (c)	2		88
Veolia Environnement SA	2		52
Vinci SA	7		672

			4,122

Germany — 1.8%
adidas AG	1		245
Allianz SE (Registered)	2		475
BASF SE	—	(a)	22
Bayer AG (Registered)	—	(a)	30
Deutsche Boerse AG	—	(a)	10
Deutsche Post AG (Registered)	6		282
Deutsche Telekom AG (Registered)	4		75
Infineon Technologies AG	1		44

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Mercedes-Benz Group AG	—	(a)	21
Merck KGaA	—	(a)	33
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	—	(a)	57
RWE AG	13		561
SAP SE	—	(a)	55
Siemens AG (Registered)	—	(a)	56
Volkswagen AG (Preference)	2		316
Vonovia SE	1		43
Zalando SE * (b)	—	(a)	20

			2,345

Hong Kong — 0.4%
AIA Group Ltd.	24		249
CK Asset Holdings Ltd.	1		7
CK Infrastructure Holdings Ltd.	1		3
CLP Holdings Ltd.	1		10
Hang Seng Bank Ltd.	—	(a)	6
HKT Trust & HKT Ltd.	2		3
Hong Kong & China Gas Co. Ltd.	2		3
Hong Kong Exchanges & Clearing Ltd.	3		155
Hongkong Land Holdings Ltd.	1		2
Jardine Matheson Holdings Ltd.	—	(a)	5
Link, REIT	1		9
MTR Corp. Ltd.	1		5
New World Development Co. Ltd.	1		2
Power Assets Holdings Ltd.	1		3
Sun Hung Kai Properties Ltd.	1		6
Techtronic Industries Co. Ltd.	1		16
WH Group Ltd. (b)	4		3
Wharf Real Estate Investment Co. Ltd.	1		5
Xinyi Glass Holdings Ltd.	1		2

			494

India — 0.3%
HDFC Bank Ltd., ADR	6		362

Indonesia — 0.1%
Bank Central Asia Tbk. PT	197		110

Ireland — 0.0%(d)
CRH plc	—	(a)	10
Flutter Entertainment plc *	—	(a)	4
Kingspan Group plc	—	(a)	28
Kingspan Group plc	—	(a)	15

			57

Italy — 0.1%
Enel SpA	3		21
Ferrari NV	—	(a)	66
Ferrari NV (c)	—	(a)	5
FinecoBank Banca Fineco SpA	2		28
Intesa Sanpaolo SpA	3		6
UniCredit SpA	2		24

			150

Japan — 2.4%
Aeon Co. Ltd.	—	(a)	4
AGC, Inc.	—	(a)	8
Aisin Corp.	—	(a)	3
Ajinomoto Co., Inc.	—	(a)	9
Asahi Group Holdings Ltd.	1		22
Asahi Kasei Corp.	2		16
Astellas Pharma, Inc.	1		11
Bridgestone Corp.	5		182
Canon, Inc.	—	(a)	10
Capcom Co. Ltd.	—	(a)	7
Central Japan Railway Co.	—	(a)	26
Chubu Electric Power Co., Inc.	1		6
Chugai Pharmaceutical Co. Ltd.	—	(a)	10
CyberAgent, Inc.	—	(a)	5
Dai Nippon Printing Co. Ltd.	—	(a)	2
Dai-ichi Life Holdings, Inc.	—	(a)	2
Daiichi Sankyo Co. Ltd.	1		31
Daikin Industries Ltd.	—	(a)	18
Daiwa House Industry Co. Ltd.	1		13
Daiwa Securities Group, Inc.	1		3
Denso Corp.	—	(a)	13
Dentsu Group, Inc.	1		20
East Japan Railway Co.	—	(a)	17
Eisai Co. Ltd.	—	(a)	5
ENEOS Holdings, Inc.	1		2
FANUC Corp.	—	(a)	35
Fuji Electric Co. Ltd.	—	(a)	20
FUJIFILM Holdings Corp.	—	(a)	12
Fujitsu Ltd.	—	(a)	15
Hitachi Ltd.	1		40
Honda Motor Co. Ltd.	7		193
Hoya Corp.	1		114
Ibiden Co. Ltd.	—	(a)	5
Inpex Corp.	1		8
Isuzu Motors Ltd.	1		13
ITOCHU Corp.	1		41
Japan Exchange Group, Inc.	1		15
Japan Post Holdings Co. Ltd.	—	(a)	1
Japan Real Estate Investment Corp., REIT	—	(a)	10
Japan Tobacco, Inc.	—	(a)	7
Kansai Electric Power Co., Inc. (The)	—	(a)	3
Kao Corp.	—	(a)	16
KDDI Corp.	1		33
Keyence Corp.	—	(a)	139
Kintetsu Group Holdings Co. Ltd.	—	(a)	11
Kirin Holdings Co. Ltd.	1		7
Komatsu Ltd.	—	(a)	5
Konami Holdings Corp.	—	(a)	13
Kubota Corp.	1		21
Kyocera Corp.	—	(a)	17
Kyowa Kirin Co. Ltd.	1		30
M3, Inc.	—	(a)	11
MEIJI Holdings Co. Ltd.	—	(a)	5
MINEBEA MITSUMI, Inc.	1		11
MISUMI Group, Inc.	—	(a)	12
Mitsubishi Chemical Holdings Corp.	1		9
Mitsubishi Corp.	1		41
Mitsubishi Electric Corp.	1		11
Mitsubishi Estate Co. Ltd.	1		12
Mitsubishi Heavy Industries Ltd.	—	(a)	3
Mitsubishi UFJ Financial Group, Inc.	10		61
Mitsui & Co. Ltd.	1		24
Mitsui Chemicals, Inc.	—	(a)	10
Mitsui Fudosan Co. Ltd.	1		21

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Mizuho Financial Group, Inc.	1		11
MonotaRO Co. Ltd.	—	(a)	4
MS&AD Insurance Group Holdings, Inc.	—	(a)	6
Murata Manufacturing Co. Ltd.	1		33
Nexon Co. Ltd.	—	(a)	5
Nidec Corp.	—	(a)	24
Nihon M&A Center Holdings, Inc.	—	(a)	3
Nintendo Co. Ltd.	—	(a)	50
Nippon Building Fund, Inc., REIT	—	(a)	11
Nippon Express Holdings, Inc.	—	(a)	14
Nippon Paint Holdings Co. Ltd.	1		6
Nippon Prologis REIT, Inc., REIT	—	(a)	9
Nippon Steel Corp.	1		14
Nippon Telegraph & Telephone Corp.	1		38
Nippon Yusen KK	—	(a)	9
Nissan Motor Co. Ltd. *	1		6
Nissin Foods Holdings Co. Ltd.	—	(a)	7
Nitori Holdings Co. Ltd.	—	(a)	13
Nitto Denko Corp.	—	(a)	7
Nomura Holdings, Inc.	1		3
Nomura Research Institute Ltd.	—	(a)	13
Obayashi Corp.	1		9
Olympus Corp.	1		17
Ono Pharmaceutical Co. Ltd.	1		18
Oriental Land Co. Ltd.	—	(a)	19
ORIX Corp.	1		22
Otsuka Corp.	—	(a)	11
Otsuka Holdings Co. Ltd.	—	(a)	7
Panasonic Holdings Corp.	1		8
Rakuten Group, Inc.	1		5
Recruit Holdings Co. Ltd.	1		39
Renesas Electronics Corp. *	1		7
Resona Holdings, Inc.	2		6
Rohm Co. Ltd.	—	(a)	8
Ryohin Keikaku Co. Ltd.	1		10
SBI Holdings, Inc.	—	(a)	10
SCSK Corp.	—	(a)	7
Secom Co. Ltd.	—	(a)	7
Sekisui House Ltd.	1		14
Seven & i Holdings Co. Ltd.	1		38
Shimadzu Corp.	—	(a)	10
Shin-Etsu Chemical Co. Ltd.	2		273
Shionogi & Co. Ltd.	—	(a)	18
Shiseido Co. Ltd.	—	(a)	10
SoftBank Corp.	1		11
SoftBank Group Corp.	1		36
Sompo Holdings, Inc.	—	(a)	4
Sony Group Corp.	2		226
Stanley Electric Co. Ltd.	—	(a)	2
Subaru Corp.	—	(a)	2
Sumitomo Electric Industries Ltd.	1		8
Sumitomo Metal Mining Co. Ltd.	—	(a)	20
Sumitomo Mitsui Financial Group, Inc.	1		35
Sumitomo Mitsui Trust Holdings, Inc.	1		16
Sumitomo Realty & Development Co. Ltd.	—	(a)	3
Suntory Beverage & Food Ltd.	—	(a)	4
Suzuki Motor Corp.	—	(a)	14
T&D Holdings, Inc.	1		14
Taisei Corp.	—	(a)	9
Takeda Pharmaceutical Co. Ltd.	1		23
TDK Corp.	—	(a)	4
Terumo Corp.	1		18
Tokio Marine Holdings, Inc.	1		35
Tokyo Electric Power Co. Holdings, Inc. *	—	(a)	1
Tokyo Electron Ltd.	—	(a)	51
Tokyo Gas Co. Ltd.	1		11
Toppan, Inc.	—	(a)	2
Toshiba Corp.	—	(a)	8
TOTO Ltd.	—	(a)	4
Toyota Motor Corp.	7		123
Toyota Tsusho Corp.	—	(a)	4
Unicharm Corp.	—	(a)	11
Yakult Honsha Co. Ltd.	—	(a)	11
Yamato Holdings Co. Ltd.	1		11
Z Holdings Corp.	—	(a)	2
ZOZO, Inc.	—	(a)	8

			3,090

Macau — 0.0% (d)
Sands China Ltd. *	3		8

Netherlands — 0.9%
Adyen NV * (b)	—	(a)	103
Akzo Nobel NV	—	(a)	33
ASML Holding NV	1		371
Heineken NV	—	(a)	7
ING Groep NV	1		15
Koninklijke Ahold Delhaize NV	1		31
Koninklijke DSM NV	—	(a)	46
Koninklijke KPN NV	12		43
Koninklijke Philips NV	—	(a)	12
NN Group NV	1		49
Shell plc	13		362
Wolters Kluwer NV	—	(a)	39

			1,111

New Zealand — 0.0% (d)
Fisher & Paykel Healthcare Corp. Ltd.	—	(a)	4
Xero Ltd. * (c)	—	(a)	7

			11

Singapore — 0.4%
Ascendas, REIT	1		2
CapitaLand Integrated Commercial Trust, REIT	3		4
Capitaland Investment Ltd. *	3		8
DBS Group Holdings Ltd.	20		516
Oversea-Chinese Banking Corp. Ltd.	2		14
Singapore Exchange Ltd.	1		5
Singapore Technologies Engineering Ltd.	1		3
Singapore Telecommunications Ltd.	2		4
United Overseas Bank Ltd.	—	(a)	5
Venture Corp. Ltd.	—	(a)	3

			564

South Africa — 0.2%
Anglo American plc	5		244

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

South Korea — 0.4%
Delivery Hero SE * (b)	1		36
Samsung Electronics Co. Ltd.	8		454

			490

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	8		48
Banco Santander SA	4		14
CaixaBank SA	9		31
Cellnex Telecom SA (b)	—	(a)	14
Endesa SA	1		31
Iberdrola SA	25		274
Industria de Diseno Textil SA	1		29

			441

Sweden — 0.6%
Assa Abloy AB, Class B	—	(a)	7
Atlas Copco AB, Class A	3		149
Atlas Copco AB, Class B	—	(a)	8
Boliden AB	1		30
Investor AB, Class B	1		18
Lundin Energy AB	1		42
Sandvik AB	1		17
SKF AB, Class B (c)	1		20
Telefonaktiebolaget LM Ericsson, Class B	—	(a)	4
Volvo AB, Class B	24		442

			737

Switzerland — 1.4%
ABB Ltd. (Registered)	1		27
Adecco Group AG (Registered)	—	(a)	14
Alcon, Inc.	—	(a)	14
Cie Financiere Richemont SA (Registered)	—	(a)	24
Givaudan SA (Registered)	—	(a)	58
Julius Baer Group Ltd.	—	(a)	18
Lonza Group AG (Registered)	—	(a)	208
Nestle SA (Registered)	4		513
Novartis AG (Registered)	2		139
Partners Group Holding AG	—	(a)	10
Roche Holding AG	1		427
SGS SA (Registered)	—	(a)	139
Sika AG (Registered)	—	(a)	64
Straumann Holding AG (Registered)	—	(a)	8
UBS Group AG (Registered)	2		41
Zurich Insurance Group AG	—	(a)	84

			1,788

Taiwan — 0.4%
Sea Ltd., ADR *	1		62
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5		506

			568

United Kingdom — 1.6%
3i Group plc	3		52
Ashtead Group plc	—	(a)	9
AstraZeneca plc	1		134
BAE Systems plc	1		8
Barclays plc	23		44
Berkeley Group Holdings plc *	1		32
BP plc	75		365
British American Tobacco plc	1		38
CK Hutchison Holdings Ltd.	2		11
Compass Group plc	1		15
DCC plc	—	(a)	27
Diageo plc	6		324
Direct Line Insurance Group plc	3		12
Experian plc	—	(a)	7
HSBC Holdings plc	7		49
InterContinental Hotels Group plc	1		49
Intertek Group plc	—	(a)	29
Linde plc	—	(a)	156
Lloyds Banking Group plc	87		53
London Stock Exchange Group plc	—	(a)	3
Next plc	—	(a)	22
Persimmon plc	3		78
Prudential plc	1		21
Reckitt Benckiser Group plc	1		70
RELX plc	3		84
RELX plc	5		154
Smith & Nephew plc	1		8
SSE plc	—	(a)	9
Standard Chartered plc	6		42
Taylor Wimpey plc	9		15
Tesco plc	7		24
Unilever plc	1		28
Unilever plc	1		25

			1,997

United States — 31.3%
AbbVie, Inc.	5		884
Advanced Micro Devices, Inc. *	3		344
Airbnb, Inc., Class A *	—	(a)	31
Alleghany Corp. *	—	(a)	45
Alnylam Pharmaceuticals, Inc. *	—	(a)	78
Alphabet, Inc., Class C * (e)	—	(a)	922
Amazon.com, Inc. * (e)	1		2,103
American Electric Power Co., Inc.	—	(a)	45
American Express Co.	3		530
American Homes 4 Rent, Class A, REIT	1		33
American International Group, Inc.	1		78
AmerisourceBergen Corp.	—	(a)	71
AMETEK, Inc.	1		105
Analog Devices, Inc.	3		427
Apple Hospitality REIT, Inc., REIT	1		24
Apple, Inc.(e)	10		1,802
Arista Networks, Inc. *	1		90
AutoZone, Inc. *	—	(a)	98
Axalta Coating Systems Ltd. *	1		19
Baker Hughes Co.	6		204
Bank of America Corp.	19		765
BellRing Brands, Inc. *	1		21
Berkshire Hathaway, Inc., Class B *	1		267
Best Buy Co., Inc.	—	(a)	42
BlackRock, Inc.	—	(a)	80
Blackstone, Inc.	1		151
Booking Holdings, Inc. *	—	(a)	505
Boston Scientific Corp. *	13		560
Bright Horizons Family Solutions, Inc. *	1		75
Bristol-Myers Squibb Co.	9		659
Brixmor Property Group, Inc., REIT	2		49

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Bumble, Inc., Class A *	2		72
Burlington Stores, Inc. *	—	(a)	55
Capital One Financial Corp.	1		104
Carlisle Cos., Inc. (e)	—	(a)	43
CarMax, Inc. *	—	(a)	45
Catalent, Inc. *	1		100
CBRE Group, Inc., Class A *	—	(a)	31
Celanese Corp.	—	(a)	14
Centene Corp. *	2		150
Charles Schwab Corp. (The)	2		210
Charter Communications, Inc., Class A *	1		385
Cheniere Energy, Inc.	—	(a)	46
Chevron Corp.	3		434
Chubb Ltd.	—	(a)	57
Cigna Corp.	—	(a)	33
Cisco Systems, Inc.	1		36
Citigroup, Inc.	4		224
Citizens Financial Group, Inc.	2		77
CNA Financial Corp.	—	(a)	22
Coca-Cola Co. (The)	4		279
Columbia Sportswear Co.	—	(a)	31
CommScope Holding Co., Inc. *	2		12
Confluent, Inc., Class A *	1		45
ConocoPhillips	4		447
Constellation Brands, Inc., Class A	2		371
Cooper Cos., Inc. (The)	—	(a)	105
Copart, Inc. *	1		114
Coterra Energy, Inc.	2		58
Cracker Barrel Old Country Store, Inc.	—	(a)	20
Crowdstrike Holdings, Inc., Class A *	—	(a)	50
CVS Health Corp.	1		79
Deere & Co.	—	(a)	171
Dexcom, Inc. *	—	(a)	120
Diamondback Energy, Inc.	—	(a)	27
Dick’s Sporting Goods, Inc.(c)	—	(a)	35
DISH Network Corp., Class A *	1		31
Dollar General Corp.	—	(a)	50
Dover Corp.	—	(a)	68
Eastman Chemical Co.	2		257
Eaton Corp. plc	3		394
Edison International	1		36
Energizer Holdings, Inc.	1		30
Entegris, Inc.	1		101
Entergy Corp.	—	(a)	36
EOG Resources, Inc.	1		134
Equifax, Inc.	—	(a)	92
Estee Lauder Cos., Inc. (The), Class A	—	(a)	80
Exact Sciences Corp. *	1		48
Exelixis, Inc. *	2		52
Exelon Corp.	1		30
Federal Realty Investment Trust, REIT	—	(a)	36
FedEx Corp.	—	(a)	57
Ferguson plc	1		136
First Republic Bank	—	(a)	66
FirstEnergy Corp.	—	(a)	13
FleetCor Technologies, Inc. *	—	(a)	38
Fortune Brands Home & Security, Inc.	—	(a)	28
Freeport-McMoRan, Inc.	2		98
Gap, Inc. (The)	3		36
Garmin Ltd.	1		63
Generac Holdings, Inc. *	—	(a)	77
General Dynamics Corp.	—	(a)	52
GlaxoSmithKline plc	2		51
Global Payments, Inc.	1		81
Hartford Financial Services Group, Inc. (The)	1		46
HCA Healthcare, Inc.	—	(a)	21
Henry Schein, Inc. *	1		46
Hilton Worldwide Holdings, Inc. *	1		112
Home Depot, Inc. (The)	1		172
Honeywell International, Inc.	—	(a)	45
Horizon Therapeutics plc *	1		113
HubSpot, Inc. *	—	(a)	77
Ingersoll Rand, Inc.	8		420
Insulet Corp. *	—	(a)	63
InterActiveCorp. *	—	(a)	28
International Business Machines Corp.	—	(a)	46
Intuit, Inc.	—	(a)	123
Intuitive Surgical, Inc. *	—	(a)	110
Invesco Ltd.	1		34
ITT, Inc.	—	(a)	30
James Hardie Industries plc, CHDI	—	(a)	9
Jazz Pharmaceuticals plc *	1		81
JBG SMITH Properties, REIT	1		24
Johnson & Johnson	—	(a)	85
Keurig Dr Pepper, Inc.	1		33
Keysight Technologies, Inc. *	1		80
Kimco Realty Corp., REIT	2		61
Kinder Morgan, Inc.	3		53
Kohl’s Corp.	1		53
Kraft Heinz Co. (The)	1		57
Kyndryl Holdings, Inc. *	1		13
Lam Research Corp.	1		365
Lamar Advertising Co., Class A, REIT	—	(a)	17
Leidos Holdings, Inc.	—	(a)	52
Liberty Broadband Corp., Class C *	—	(a)	47
Liberty Media Corp.-Liberty SiriusXM, Class A *	—	(a)	15
Liberty Media Corp.-Liberty SiriusXM, Class C *	1		62
Loews Corp. (e)	2		120
Lowe’s Cos., Inc.	—	(a)	50
Lyft, Inc., Class A *	14		530
M&T Bank Corp.	1		110
Marathon Petroleum Corp.	—	(a)	33
Marriott International, Inc., Class A *	3		532
Marsh & McLennan Cos., Inc.	—	(a)	30
Martin Marietta Materials, Inc.	—	(a)	57
Mastercard, Inc., Class A (e)	2		768
McDonald’s Corp.	3		622
McKesson Corp.	—	(a)	101
Medtronic plc	—	(a)	36
Merck & Co., Inc.	—	(a)	36
Meta Platforms, Inc., Class A *	3		776
Mettler-Toledo International, Inc. *	—	(a)	52
Microsoft Corp. (e)	7		2,298
Mid-America Apartment Communities, Inc., REIT	—	(a)	40
Mohawk Industries, Inc. *	—	(a)	44

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)			Value ($000)

MongoDB, Inc. *		—	(a)	75
Morgan Stanley		—	(a)	43
Murphy USA, Inc.		—	(a)	49
Natera, Inc. *		1		31
National Vision Holdings, Inc. *		1		41
Newell Brands, Inc.		2		41
Nexstar Media Group, Inc., Class A		—	(a)	37
NextEra Energy, Inc.		6		511
NIKE, Inc., Class B		1		119
Norfolk Southern Corp.		1		412
Northern Trust Corp.		—	(a)	49
Northrop Grumman Corp.		—	(a)	55
NVIDIA Corp.		1		349
Old Dominion Freight Line, Inc.		—	(a)	140
O’Reilly Automotive, Inc. *		—	(a)	91
Organon & Co.		—	(a)	16
PACCAR, Inc.		1		106
Packaging Corp. of America		—	(a)	68
Palo Alto Networks, Inc. *		—	(a)	155
Parker-Hannifin Corp.		—	(a)	6
PG&E Corp. *		2		19
Philip Morris International, Inc.		—	(a)	43
Phillips 66		1		47
PNC Financial Services Group, Inc. (The)		—	(a)	78
Post Holdings, Inc. *		1		47
Procter & Gamble Co. (The)		2		339
Progressive Corp. (The)		5		625
Prologis, Inc., REIT		2		272
Public Storage, REIT		—	(a)	25
QUALCOMM, Inc.		1		177
Quanta Services, Inc.		1		181
Ralph Lauren Corp.		—	(a)	35
Rayonier, Inc., REIT		1		53
Raytheon Technologies Corp.		1		83
Regeneron Pharmaceuticals, Inc. *		1		580
ROBLOX Corp., Class A *		—	(a)	23
Ross Stores, Inc.		3		228
Royal Caribbean Cruises Ltd. *		1		93
Royalty Pharma plc, Class A		1		43
S&P Global, Inc.		—	(a)	152
Schneider Electric SE		1		201
Seagate Technology Holdings plc		2		221
ServiceNow, Inc. *		—	(a)	105
Signature Bank		—	(a)	68
Snap, Inc., Class A *		8		300
SolarEdge Technologies, Inc. *		—	(a)	143
Southwest Airlines Co. *		3		154
Stanley Black & Decker, Inc.		—	(a)	31
State Street Corp.		4		323
Stellantis NV		12		193
Stellantis NV		3		46
Sun Communities, Inc., REIT		1		164
SVB Financial Group *		—	(a)	69
Synopsys, Inc. *		—	(a)	99
Sysco Corp.		—	(a)	40
T. Rowe Price Group, Inc.		—	(a)	43
TD SYNNEX Corp.		—	(a)	48
Tempur Sealy International, Inc.		—	(a)	2
Teradyne, Inc.		1		59
Tesla, Inc. *		1		795
Texas Instruments, Inc.		3		496
Thermo Fisher Scientific, Inc.		—	(a)	144
Timken Co. (The)		—	(a)	18
T-Mobile US, Inc. *		4		460
Trade Desk, Inc. (The), Class A *		1		54
Trane Technologies plc		3		493
Travelers Cos., Inc. (The)		1		123
Truist Financial Corp.		6		347
Union Pacific Corp.		—	(a)	125
UnitedHealth Group, Inc.		2		1,099
US Bancorp		1		54
Verizon Communications, Inc.		2		106
Vertex Pharmaceuticals, Inc. *		1		230
Viatris, Inc.		1		14
Walt Disney Co. (The) *		—	(a)	16
Wells Fargo & Co.		8		389
Welltower, Inc., REIT		1		60
Westrock Co.		1		37
Weyerhaeuser Co., REIT		2		74
Williams Cos., Inc. (The)		2		53
Wolfspeed, Inc. *		1		66
Xcel Energy, Inc.		1		75
Zebra Technologies Corp., Class A *		—	(a)	60
Zimmer Biomet Holdings, Inc.		5		606
Zscaler, Inc. *		—	(a)	92

				40,240

TOTAL COMMON STOCKS (Cost $46,945)				63,359

INVESTMENT COMPANIES — 23.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (f)		147		4,687
JPMorgan High Yield Fund Class R6 Shares (f)		2,257		15,575
JPMorgan Income Fund Class R6 Shares (f)		577		5,227
JPMorgan Large Cap Value Fund Class R6 Shares (f)		241		4,879

TOTAL INVESTMENT COMPANIES (Cost $28,957)				30,368

	Principal Amount ($000)
FOREIGN GOVERNMENT SECURITIES — 13.8%
Australia — 0.2%
Commonwealth of Australia 0.25%, 11/21/2024 (b)	AUD	71		50
0.50%, 9/21/2026 (b)	AUD	120		82
2.75%, 11/21/2029 (b)	AUD	30		22
1.00%, 12/21/2030 (b)	AUD	3		2
1.00%, 11/21/2031 (b)	AUD	183		116
3.75%, 4/21/2037 (b)	AUD	40		32

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)

2.75%, 5/21/2041 (b)	AUD	1	1
3.00%, 3/21/2047 (b)	AUD	19	14
1.75%, 6/21/2051 (b)	AUD	20	11

			330

Belgium — 0.3%
Kingdom of Belgium
0.80%, 6/22/2027 (b)	EUR	60	67
0.10%, 6/22/2030 (b)	EUR	102	107
3.00%, 6/22/2034 (b)	EUR	69	93
1.90%, 6/22/2038 (b)	EUR	60	73
0.40%, 6/22/2040 (b)	EUR	20	19
1.60%, 6/22/2047 (b)	EUR	11	12
1.70%, 6/22/2050 (b)	EUR	5	6
2.15%, 6/22/2066 (b)	EUR	22	29

			406

Canada — 0.6%
Canada Government Bond
2.00%, 9/1/2023	CAD	152	121
0.25%, 3/1/2026	CAD	50	37
1.50%, 12/1/2031	CAD	85	63
2.75%, 12/1/2048	CAD	69	59
1.75%, 12/1/2053	CAD	50	34
2.75%, 12/1/2064	CAD	3	3
Canada Housing Trust
1.25%, 6/15/2026 (g)	CAD	100	75
Province of Alberta
2.90%, 12/1/2028	CAD	55	44
1.65%, 6/1/2031	CAD	130	92
Province of British Columbia
4.70%, 6/18/2037	CAD	25	23
2.95%, 6/18/2050	CAD	10	8
Province of Ontario
2.30%, 9/8/2024	CAD	80	64
0.01%, 11/25/2030 (b)	EUR	170	168

			791

China — 0.1%
Export-Import Bank of China (The)
0.75%, 5/28/2023 (b)	EUR	100	111

Denmark — 0.1%
Kingdom of Denmark
1.50%, 11/15/2023	DKK	36	6
1.75%, 11/15/2025	DKK	28	4
0.50%, 11/15/2027	DKK	10	2
0.50%, 11/15/2029	DKK	356	52
4.50%, 11/15/2039	DKK	108	25
0.25%, 11/15/2052	DKK	60	7

			96

France — 1.2%
French Republic
0.25%, 11/25/2026 (b)	EUR	66	72
5.50%, 4/25/2029 (b)	EUR	270	398
0.00%, 11/25/2030 (b)	EUR	45	46
0.00%, 11/25/2031 (b)	EUR	300	304
1.25%, 5/25/2034 (b)	EUR	325	367
3.25%, 5/25/2045 (b)	EUR	86	132
2.00%, 5/25/2048 (b)	EUR	2	2
1.50%, 5/25/2050 (b)	EUR	93	106
0.75%, 5/25/2052 (b)	EUR	9	9
0.75%, 5/25/2053 (b)	EUR	27	25
4.00%, 4/25/2055 (b)	EUR	14	26
1.75%, 5/25/2066 (b)	EUR	53	64

			1,551

Germany — 0.6%
Bundesrepublik Deutschland
0.50%, 2/15/2028 (b)	EUR	110	122
0.00%, 2/15/2031 (b)	EUR	263	279
0.00%, 8/15/2031 (b)	EUR	100	106
0.00%, 5/15/2035 (b)	EUR	108	110
2.50%, 7/4/2044 (b)	EUR	46	71
1.25%, 8/15/2048 (b)	EUR	72	92
0.00%, 8/15/2050 (b)	EUR	52	49

			829

Italy — 1.7%
Buoni Poliennali del Tesoro
1.00%, 7/15/2022 (b)	EUR	350	389
0.00%, 1/15/2024 (b)	EUR	207	228
0.35%, 2/1/2025 (b)	EUR	163	178
1.85%, 7/1/2025 (b)	EUR	36	41
0.50%, 2/1/2026 (b)	EUR	87	94
1.60%, 6/1/2026 (b)	EUR	264	298
2.80%, 12/1/2028 (b)	EUR	255	305
3.00%, 8/1/2029 (b)	EUR	14	17
1.35%, 4/1/2030 (b)	EUR	38	41
0.95%, 12/1/2031 (b)	EUR	20	20
1.65%, 3/1/2032 (b)	EUR	50	54
2.45%, 9/1/2033 (b)	EUR	9	10
2.25%, 9/1/2036 (b)	EUR	266	298
4.00%, 2/1/2037 (b)	EUR	19	26
4.75%, 9/1/2044 (b)	EUR	5	8
1.50%, 4/30/2045 (b)	EUR	43	40
3.45%, 3/1/2048 (b)	EUR	10	13
3.85%, 9/1/2049 (b)	EUR	14	20
1.70%, 9/1/2051 (b)	EUR	2	2
2.15%, 9/1/2052 (b)	EUR	80	82
2.80%, 3/1/2067 (b)	EUR	14	16

			2,180

Japan — 5.9%
Japan Government Bond
0.80%, 9/20/2022	JPY	117,950	973
0.10%, 3/20/2023	JPY	24,050	198
0.60%, 12/20/2023	JPY	102,250	849
0.10%, 9/20/2024	JPY	12,600	104
0.10%, 12/20/2024	JPY	42,250	348
0.10%, 3/20/2025	JPY	3,500	29
0.30%, 12/20/2025	JPY	57,700	479
0.01%, 12/20/2026	JPY	58,900	483

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)

0.10%, 12/20/2026	JPY	39,950	329
0.10%, 12/20/2027	JPY	69,900	576
0.10%, 9/20/2029	JPY	750	6
0.10%, 3/20/2030	JPY	56,900	466
1.50%, 3/20/2034	JPY	72,600	678
0.60%, 12/20/2037	JPY	42,250	352
2.50%, 3/20/2038	JPY	15,600	167
0.30%, 12/20/2039	JPY	76,600	596
0.50%, 12/20/2041	JPY	4,950	39
1.70%, 9/20/2044	JPY	50	—	(a)
1.40%, 12/20/2045	JPY	10,400	97
0.80%, 3/20/2047	JPY	29,050	237
0.40%, 9/20/2049	JPY	27,850	201
0.40%, 12/20/2049	JPY	23,800	172
0.90%, 3/20/2057	JPY	19,200	157

			7,536

Netherlands — 0.2%
Kingdom of Netherlands
2.50%, 1/15/2033 (b)	EUR	60	78
4.00%, 1/15/2037 (b)	EUR	20	32
0.50%, 1/15/2040 (b)	EUR	28	29
2.75%, 1/15/2047 (b)	EUR	40	64
0.00%, 1/15/2052 (b)	EUR	13	11

			214

Qatar — 0.2%
State of Qatar
3.88%, 4/23/2023 (g)		200	204

South Korea — 0.3%
Export-Import Bank of Korea
0.38%, 3/26/2024 (b)	EUR	100	110
0.00%, 10/19/2024 (b)	EUR	270	294

			404

Spain — 0.7%
Bonos and Obligaciones del Estado
0.00%, 1/31/2027	EUR	195	207
1.40%, 7/30/2028 (b)	EUR	103	117
1.45%, 4/30/2029 (b)	EUR	141	160
1.85%, 7/30/2035 (b)	EUR	25	28
4.20%, 1/31/2037 (b)	EUR	131	195
1.20%, 10/31/2040(b)	EUR	98	98
1.00%, 7/30/2042 (b)	EUR	25	24
2.70%, 10/31/2048 (b)	EUR	20	26
3.45%, 7/30/2066 (b)	EUR	13	19

			874

Sweden — 0.0% (d)
Kingdom of Sweden
2.50%, 5/12/2025	SEK	90	10
0.75%, 5/12/2028	SEK	270	28
0.75%, 11/12/2029 (b)	SEK	40	4
2.25%, 6/1/2032 (b)	SEK	15	2
3.50%, 3/30/2039	SEK	120	17

			61

United Kingdom — 1.7%
United Kingdom of Great Britain and Northern Ireland
0.75%, 7/22/2023 (b)	GBP	13	17
1.00%, 4/22/2024 (b)	GBP	152	198
0.63%, 6/7/2025 (b)	GBP	260	334
6.00%, 12/7/2028 (b)	GBP	145	245
0.25%, 7/31/2031 (b)	GBP	105	122
4.75%, 12/7/2038 (b)	GBP	207	388
1.13%, 1/31/2039 (b)	GBP	50	59
3.50%, 1/22/2045 (b)	GBP	26	45
4.25%, 12/7/2046 (b)	GBP	100	195
1.75%, 1/22/2049 (b)	GBP	196	255
0.63%, 10/22/2050 (b)	GBP	148	145
4.25%, 12/7/2055 (b)	GBP	15	31
2.50%, 7/22/2065 (b)	GBP	50	83
3.50%, 7/22/2068 (b)	GBP	29	61

			2,178

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $19,287)			17,765

CORPORATE BONDS — 2.1%
Canada — 0.5%
Ontario Teachers’ Finance Trust
0.50%, 5/6/2025 (b)	EUR	400	437
0.10%, 5/19/2028 (b)	EUR	230	238

			675

China — 0.2%
China Development Bank
0.88%, 1/24/2024 (b)	EUR	200	222

France — 0.2%
Dexia Credit Local SA
0.75%, 1/25/2023 (b)	EUR	100	111
1.63%, 12/8/2023 (b)	GBP	100	131

			242

Netherlands — 0.1%
BNG Bank NV
4.75%, 3/6/2023 (b)	AUD	15	12
1.90%, 11/26/2025 (b)	AUD	90	64
Nederlandse Waterschapsbank NV
3.50%, 7/20/2027	AUD	40	30

			106

South Korea — 0.4%
Kia Corp.
3.00%, 4/25/2023 (g)		200	201
Korea Development Bank (The)
3.00%, 9/14/2022		200	200
0.63%, 7/17/2023 (b)	EUR	100	111

			512

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)			Value ($000)
United States — 0.7%
AbbVie, Inc.
2.90%, 11/6/2022		168		169
Aetna, Inc.
2.75%, 11/15/2022		96		96
AT&T, Inc.
2.63%, 12/1/2022		196		197
Athene Global Funding
3.00%, 7/1/2022 (g)		232		233
Clorox Co. (The)
3.05%, 9/15/2022		39		39
Penske Truck Leasing Co. LP
4.88%, 7/11/2022 (g)		45		46
Union Pacific Corp.
4.16%, 7/15/2022		100		100
Walt Disney Co. (The)
8.88%, 4/26/2023		45		48

				928

TOTAL CORPORATE BONDS (Cost $2,775)				2,685

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes
0.13%, 1/31/2023 (h) (Cost $1,842)		1,848		1,826

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
United States — 0.2%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 4.88%, 9/10/2045 ‡ (g) (i)		100		92
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K083, Class X1, IO, 0.03%, 9/25/2028 (i)		14,532		68
FREMF
Series 2018-KF46, Class B, 2.19%, 3/25/2028 (g) (i)		3		3
FREMF Mortgage Trust
Series 2017-KF32, Class B, 2.79%, 5/25/2024 (g) (i)		6		6
Series 2017-KF38, Class B, 2.74%, 9/25/2024 (g) (i)		3		3
Series 2018-KF45, Class B, 2.19%, 3/25/2025 (g) (i)		7		7
Series 2018-KF49, Class B, 2.14%, 6/25/2025 (g) (i)		3		3
Series 2019-KF63, Class B, 2.59%, 5/25/2029 (g) (i)		41		40
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (i)		32		13

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $256)				235

SUPRANATIONAL — 0.2%
Asian Development Bank
3.40%, 9/10/2027 (b)	AUD	140		106
European Investment Bank
0.50%, 6/21/2023	AUD	30		22
Inter-American Development Bank
0.50%, 5/23/2023	CAD	63		49
4.40%, 1/26/2026	CAD	16		14

TOTAL SUPRANATIONAL (Cost $192)				191

ASSET-BACKED SECURITIES — 0.0% (d)
United States — 0.0% (d)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 1.48%, 10/25/2033 ‡ (i )(Cost $22)		23		22

	Shares (000)
EXCHANGE-TRADED FUNDS — 0.0% (d)
United States — 0.0% (d)
Utilities Select Sector SPDR Fund (Cost $13)		—	(a)	13

	Principal Amount ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0% (d)
United States — 0.0% (d)
Banc of America Funding Trust
Series 2006-A, Class 1A1, 2.61%, 2/20/2036 (i)		8		8
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-3, Class 2A1, 1.21%, 10/25/2047 (i)		—	(a)	—	(a)
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 2.58%, 7/25/2034 (i)		—	(a)	—	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8)				8

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)			Value ($000)
SHORT-TERM INVESTMENTS — 8.5%
CERTIFICATES OF DEPOSIT — 0.0% (d)
Shinhan Bank
0.80%, 8/12/2022(Cost $58)		58		58

COMMERCIAL PAPER — 0.6%
Enel Finance America LLC
1.01%, 1/20/2023 (g) (j)		250		246
Volvo Group Treasury US, Inc.
1.36%, 9/1/2022 (g) (j)		250		248
Waste Management, Inc.
0.31%, 9/8/2022 (g) (j)		250		248

TOTAL COMMERCIAL PAPER (Cost $746)				742

FOREIGN GOVERNMENT TREASURY BILLS — 3.5%
Canadian Treasury Bills
0.00%, 1/5/2023	CAD	1,898		1,500
1.05%, 2/2/2023 (j)	CAD	1,913		1,508
1.29%, 3/2/2023 (j)	CAD	1,921		1,511

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $4,492)				4,519

	Shares (000)
INVESTMENT COMPANIES — 4.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29% (f) (k) (Cost $5,521)		5,521		5,522

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (f) (k) (Cost $116)		116		116

TOTAL SHORT-TERM INVESTMENTS (Cost $10,933)				10,957

TOTAL LONG POSITIONS (Cost $111,230)				127,429

SHORT POSITIONS — (0.6)% (d)
COMMON STOCKS — (0.5)% (d)
United States — (0.5)% (d)
3M Co.		(1)		(75)
Abbott Laboratories		—	(a)	(6)
Align Technology, Inc. *		—	(a)	(1)
Ally Financial, Inc.		(1)		(25)
Altria Group, Inc.		—	(a)	(9)
Best Buy Co., Inc.		—	(a)	(6)
Capital One Financial Corp.		—	(a)	(38)
Clorox Co. (The)		—	(a)	(18)
Conagra Brands, Inc.		—	(a)	(14)
Equifax, Inc.		—	(a)	(6)
Estee Lauder Cos., Inc. (The), Class A		—	(a)	(16)
Etsy, Inc. *		—	(a)	(18)
Fisker, Inc. *		—	(a)	(1)
Goldman Sachs Group, Inc. (The)		—	(a)	(100)
Harley-Davidson, Inc.		(1)		(38)
Home Depot, Inc. (The)		—	(a)	(40)
IQVIA Holdings, Inc. *		—	(a)	(26)
Kellogg Co.		—	(a)	(7)
Kimberly-Clark Corp.		—	(a)	(50)
Las Vegas Sands Corp. *		—	(a)	(15)
ManpowerGroup, Inc.		—	(a)	(34)
Mohawk Industries, Inc. *		—	(a)	(12)
RingCentral, Inc., Class A *		—	(a)	(11)
salesforce.com, Inc. *		—	(a)	(13)
Sirius XM Holdings, Inc.		(2)		(13)
SoFi Technologies, Inc. *		—	(a)	(1)
Whirlpool Corp.		—	(a)	(26)
Wynn Resorts Ltd. *		(1)		(85)
Zoom Video Communications, Inc., Class A *		—	(a)	(12)

				(716)

TOTAL COMMON STOCKS (Proceeds $(724))				(716)

EXCHANGE-TRADED FUNDS — (0.1)% (d)
United States — (0.1)% (d)
iShares Russell 2000 ETF(Proceeds $(102))		—	(a)	(100)

TOTAL SHORT POSITIONS (Proceeds $(826))				(816)

Total Investments — 98.5% (Cost $110,404)				126,613
Other Assets Less Liabilities — 1.5%				1,921

Net Assets — 100.0%				128,534

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2022

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Fixed Income	16.3%
Foreign Government Securities	13.9
Banks	4.5
U.S. Equity	3.8
International Equity	3.7
Foreign Government Treasury Bills	3.5
Semiconductors & Semiconductor Equipment	3.3
Software	2.5
Pharmaceuticals	2.3
Technology Hardware, Storage & Peripherals	2.0
Insurance	1.9
Internet & Direct Marketing Retail	1.8
Interactive Media & Services	1.8
Biotechnology	1.8
Oil, Gas & Consumable Fuels	1.7
Hotels, Restaurants & Leisure	1.6
Automobiles	1.6
Health Care Equipment & Supplies	1.5
U.S. Treasury Notes	1.4
IT Services	1.3
Health Care Providers & Services	1.3
Machinery	1.3
Textiles, Apparel & Luxury Goods	1.3
Road & Rail	1.3
Beverages	1.2
Capital Markets	1.1
Others (each less than 1.0%)	15.9
Short-Term Investments	4.4

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Capital Markets	12.3%
Hotels, Restaurants & Leisure	12.2
Exchange-Traded Fund	12.2
Industrial Conglomerates	9.2
Household Products	8.3
Consumer Finance	7.9
Specialty Retail	5.6
Professional Services	4.9
Automobiles	4.9
Household Durables	4.7
Software	4.5
Life Sciences Tools & Services	3.1
Food Products	2.5
Internet & Direct Marketing Retail	2.2
Personal Products	1.9
Media	1.6
Tobacco	1.1
Others (each less than 1.0%)	0.9

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SPDR	Standard & Poor’s Depository Receipts
(a)	Amount rounds to less than one thousand.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $95.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $2,662.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.

(j)	The rate shown is the effective yield as of March 31, 2022.
(k)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1	06/2022	AUD	95	(4)
EURO STOXX 50 Index	17	06/2022	EUR	714	— (a)
Euro-Bobl	1	06/2022	EUR	143	— (a)
Euro-Bund	2	06/2022	EUR	351	2
Euro-Schatz	3	06/2022	EUR	368	— (a)
Foreign Exchange AUD/USD	20	06/2022	USD	1,498	32
Foreign Exchange CAD/USD	38	06/2022	USD	3,038	75
Foreign Exchange EUR/USD	61	06/2022	USD	8,458	84
Foreign Exchange GBP/USD	26	06/2022	USD	2,134	(2)
Foreign Exchange JPY/USD	80	06/2022	USD	8,230	(423)
Japan 10 Year Bond Mini	6	06/2022	JPY	739	(4)
Long Gilt	1	06/2022	GBP	159	(6)
MSCI Emerging Markets E-Mini Index	41	06/2022	USD	2,306	193
S&P 500 E-Mini Index	37	06/2022	USD	8,383	680
S&P/TSX 60 Index	20	06/2022	CAD	4,221	129
SPI 200 Index	2	06/2022	AUD	278	12
U.S. Treasury Long Bond	11	06/2022	USD	1,653	(36)

					732

Short Contracts
FTSE 100 Index	(21)	06/2022	GBP	(2,055)	(97)
MSCI EAFE E-Mini Index	(56)	06/2022	USD	(6,004)	(334)
TOPIX Index	(2)	06/2022	JPY	(316)	(28)
U.S. Treasury 2 Year Note	(1)	06/2022	USD	(212)	4
U.S. Treasury 10 Year Note	(2)	06/2022	USD	(245)	6

					(449)

					283

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of March 31, 2022 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	761	USD	569	HSBC Bank, NA	4/5/2022	— (a)
CAD	845	USD	675	Royal Bank of Canada	4/5/2022	1
EUR	36	JPY	4,653	BNP Paribas	4/5/2022	2
EUR	46	USD	50	Barclays Bank plc	4/5/2022	— (a)
EUR	401	USD	441	Goldman Sachs International	4/5/2022	2
EUR	32	USD	35	HSBC Bank, NA	4/5/2022	— (a)
EUR	74	USD	81	Merrill Lynch International	4/5/2022	1
EUR	161	USD	177	Standard Chartered Bank	4/5/2022	2
EUR	129	USD	142	State Street Corp.	4/5/2022	— (a)
GBP	1,727	USD	2,264	Barclays Bank plc	4/5/2022	4
GBP	59	USD	77	HSBC Bank, NA	4/5/2022	— (a)
JPY	772,699	USD	6,336	BNP Paribas	4/5/2022	11
USD	110	DKK	729	BNP Paribas	4/5/2022	1
USD	9,723	EUR	8,681	BNP Paribas	4/5/2022	119
USD	180	EUR	162	HSBC Bank, NA	4/5/2022	1
USD	238	EUR	214	Merrill Lynch International	4/5/2022	2
USD	37	EUR	33	State Street Corp.	4/5/2022	1
USD	2,379	GBP	1,776	BNP Paribas	4/5/2022	46
USD	39	GBP	28	Merrill Lynch International	4/5/2022	1
USD	35	GBP	26	Royal Bank of Canada	4/5/2022	1
USD	74	GBP	55	State Street Corp.	4/5/2022	1
USD	5,671	JPY	654,759	BNP Paribas	4/5/2022	292
USD	438	JPY	50,217	Merrill Lynch International	4/5/2022	25
USD	389	JPY	46,220	Royal Bank of Canada	4/5/2022	9
USD	189	JPY	21,710	Standard Chartered Bank	4/5/2022	11
USD	4,508	CAD	5,629	Royal Bank of Canada	4/19/2022	6
EUR	184	USD	203	HSBC Bank, NA	5/4/2022	1
USD	109	DKK	729	State Street Corp.	5/4/2022	1
USD	8,807	EUR	7,900	BNP Paribas	5/4/2022	60
USD	68	SEK	630	BNP Paribas	5/4/2022	1
JPY	5,143	USD	42	Citibank, NA	5/6/2022	— (a)

Total unrealized appreciation						602

DKK	729	USD	109	State Street Corp.	4/5/2022	(1)
EUR	7,900	USD	8,799	BNP Paribas	4/5/2022	(60)
EUR	158	USD	177	Royal Bank of Canada	4/5/2022	(2)
EUR	141	USD	157	Standard Chartered Bank	4/5/2022	— (a)
EUR	67	USD	76	TD Bank Financial Group	4/5/2022	(2)
GBP	64	USD	85	HSBC Bank, NA	4/5/2022	(2)
GBP	36	USD	48	Standard Chartered Bank	4/5/2022	— (a)
JPY	4,860	USD	41	Royal Bank of Canada	4/5/2022	(1)
SEK	630	USD	68	BNP Paribas	4/5/2022	(1)
USD	548	AUD	761	BNP Paribas	4/5/2022	(22)
USD	663	CAD	845	Royal Bank of Canada	4/5/2022	(13)
USD	59	EUR	54	BNP Paribas	4/5/2022	(1)
USD	66	SEK	630	BNP Paribas	4/5/2022	(1)
EUR	60	USD	66	Citibank, NA	5/4/2022	(1)
EUR	123	USD	137	Royal Bank of Canada	5/4/2022	(1)
USD	569	AUD	761	HSBC Bank, NA	5/4/2022	— (a)
USD	675	CAD	845	Royal Bank of Canada	5/4/2022	(1)
USD	2,264	GBP	1,727	Barclays Bank plc	5/4/2022	(4)
USD	6,340	JPY	772,699	BNP Paribas	5/6/2022	(11)
USD	190	JPY	23,127	Royal Bank of Canada	5/6/2022	— (a)

Total unrealized depreciation						(124)

Net unrealized appreciation						478

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$—	$22	$22
Collateralized Mortgage Obligations	—	8	—	8
Commercial Mortgage-Backed Securities
United States	—	143	92	235
Common Stocks
Australia	291	683	—	974
Belgium	—	545	—	545
Canada	407	—	—	407
China	651	236	—	887
Denmark	—	1,476	—	1,476
Finland	—	141	—	141
France	—	4,122	—	4,122
Germany	—	2,345	—	2,345
Hong Kong	8	486	—	494
India	362	—	—	362
Indonesia	110	—	—	110
Ireland	—	57	—	57
Italy	66	84	—	150
Japan	—	3,090	—	3,090
Macau	—	8	—	8
Netherlands	—	1,111	—	1,111
New Zealand	—	11	—	11
Singapore	—	564	—	564
South Africa	—	244	—	244
South Korea	—	490	—	490
Spain	—	441	—	441
Sweden	—	737	—	737
Switzerland	—	1,788	—	1,788
Taiwan	568	—	—	568
United Kingdom	—	1,997	—	1,997
United States	39,604	636	—	40,240

Total Common Stocks	42,067	21,292	—	63,359

Corporate Bonds	—	2,685	—	2,685
Exchange-Traded Funds	13	—	—	13
Foreign Government Securities	—	17,765	—	17,765
Investment Companies	30,368	—	—	30,368
Supranational	—	191	—	191
U.S. Treasury Obligations	—	1,826	—	1,826
Short-Term Investments
Certificates of Deposit	—	58	—	58
Commercial Paper	—	742	—	742
Foreign Government Treasury Bills	—	4,519	—	4,519
Investment Companies	5,522	—	—	5,522
Investment of Cash Collateral from Securities Loaned	116	—	—	116

Total Short-Term Investments	5,638	5,319	—	10,957

Total Investments in Securities	$78,086	$49,229	$114	$127,429

Liabilities
Common Stocks	$(716)	$—	$—	$(716)
Exchange-Traded Funds	(100)	—	—	(100)

Total Liabilities in Securities Sold Short	$(816)	$—	$—	$(816)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$602	$—	$602
Futures Contracts	1,217	—	—	1,217
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	—	(124)	—	(124)
Futures Contracts	(934)	—	—	(934)

Total Net Appreciation/Depreciation in Other Financial Instruments	$283	$478	$—	$761

There were no significant transfers into or out of level 3 for the period ended March 31, 2022.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	$5,575	$—	$—	$—	$(888)	$4,687	147	$—		$—
JPMorgan High Yield Fund Class R6 Shares (a)	12,670	3,561	—	—	(656)	15,575	2,257	152		—
JPMorgan Income Fund Class R6 Shares (a)	8,925	364	3,738	(206)	(118)	5,227	577	88		—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	4,892	12	341	22	294	4,879	241	12		—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29% (a) (b)	3,234	21,721	19,432	(1)	— (c)	5,522	5,521	1		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	325	1,701	1,910	—	—	116	116	—	(c)	—

Total	$35,621	$27,359	$25,421	$(185)	$(1,368)	$36,006		$253		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Portfolio used instruments including futures contracts and forward foreign currency exchange contracts, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Portfolio to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against a counterparty (e.g. decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Portfolio.

Notes (1) — (2) below describe the various derivatives used by the Portfolio, tailor lettering for notes used.

(1). Futures Contracts — The Portfolio used currency, index and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuations or a particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Portfolio is exposed to foreign currency risks associated with some or all of the portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Portfolio’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Portfolio may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.